Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 25, 2014	Nov. 15, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt			$ 523,776
Investment in affiliates			1,257	$ 1,315
Loans receivable from affiliates			2,422	$ 1,521
Available amount of loan facility			$ 60,000
Common units outstanding			83,323,911	83,079,710
Other Income			$ 14,523	$ 5,232	$ 47,935
Income from credit default insurance	$ 30,956
Due from related parties			$ 19,639	0
Navios Europe I
Ownership percentage			5.00%					5.00%
Navios Europe II
Ownership percentage			5.00%			5.00%
Navios Holdings
Common units outstanding			15,344,310
Common units interest percentage			18.00%
Navios GP L.L.C. general partner interest in Navios Partners			2.00%
Supplemental credit default insurance maximum cash payment		$ 20,000
Navios Revolving Loans II | Navios Europe II | Funding Commitment
Available amount of loan facility			$ 704	1,154
Navios Holdings
Other Income			9,635	3,795
Income from credit default insurance			$ 9,153	3,605
Navios Holdings | Navios Europe I
Ownership percentage								47.50%
Navios Holdings | Navios Europe II
Ownership percentage						47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity							$ 24,100
Preferred distribution percentage			12.70%
Available amount of loan facility			$ 9,100	9,100
Due from related parties			$ 310	9,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity						$ 38,500
Preferred distribution percentage			18.00%
Available amount of loan facility			$ 14,075	23,075
Due from related parties			288	60
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt			10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt				14,000
Navios Acquisitions | Navios Europe I
Ownership percentage								47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage						47.50%
Navios Europe I
Investment in affiliates			640
Navios Europe I | Navios Revolving Loans I
Loans receivable from affiliates			750	750
Navios Europe I | Navios Revolving Loans I | Funding Commitment
Available amount of loan facility			455
Navios Europe I | Navios Term Loans
Investment in affiliates			500
Accrued interest income			216
Navios Europe I | Navios Term Loans II
Accrued interest income			235
Navios Europe II
Investment in affiliates			616
Navios Europe II | Navios Revolving Loans II
Loans receivable from affiliates			1,221	$ 771
Navios Europe II | Navios Term Loans II
Investment in affiliates			$ 700